SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of Presentation	The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of the Company, its wholly-owned subsidiaries, and consolidated variable interest entities (“VIEs”) if any.
Principles of Consolidation	All intercompany accounts and transactions have been eliminated.
Investments in Loans and Securities	Investments in Loans and Securities
A wholly-owned subsidiary (“Sponsor”) previously sponsors securitization transactions (the “Securitizations”), each through a separate trust structure with an asset portfolio consisting of unsecured consumer loans, auto loans or real estate assets. Each Securitization’s asset portfolio was structured by the Sponsor, which is also the administrator of each Securitization. The Sponsor, directly and indirectly through affiliates, retained at least 5% of the economic risk in the Securitizations to comply with risk retention required by Title 17 U.S. Code of Federal Regulations Part 246, Credit Risk Retention, promulgated by Securities and Exchange Commission.

Investments in Loans and Securities Available for Sale

Investments in loans and securities that may be sold in response to changes in market interest or prepayment rates, needs for liquidity, and changes in the availability and the yield of alternative investments will be classified as available for sale (“AFS”). These investments are carried at fair value determined using public market prices, dealer quotes, and prices obtained from independent pricing services that may be derivable from observable and unobservable market inputs. On January 1, 2023, the Company transferred all of its investment securities classified as held-to-maturity to available for sale.

These investments are held at fair value with changes in fair value recorded in unrealized gain (loss) on securities available for sale, net within other comprehensive income (loss), excluding the portion relating to any credit loss. As of the end of each reporting period, management reviews each security where the fair value is less than the amortized cost to determine whether any portion of the decline in fair value is due to a credit loss and/or whether or not we intend to sell or will be required to sell such security before recovery of its amortized cost basis. The portion of any decline in fair value which management identifies as a credit loss will be recognized as an allowance for credit losses through other income (loss), net. To the extent management intends to sell or may be required to sell a security in an unrealized loss position, the Company (1) reverses any previously recorded allowance for credit losses with an offsetting entry to reduce the amortized cost basis of the security and (2) writes-off any remaining portion of the amortized cost basis to equal its fair value, with this change recorded through other income (loss), net. See Note 6 for additional information.

Impaired loans are classified as non-accrual status. Non-accrual loans are restored to accrual status when past due principal and interest is paid current and, in management’s judgment, are likely to remain current. Management may make exceptions to this treatment and determine to not place a loan on non-accrual status if the loan has sufficient collateral value and is in the process of collection.

Loans Held for Investment
Certain loans, which the Company purchased from the Sponsor, are classified as held for investment. Loans held for investment are recorded at amortized cost, less an allowance for potential uncollectible amounts. Amortized cost basis represents principal amounts outstanding, net of unearned income, premiums or discounts on purchased loans and charge-offs. The Company’s intent and ability to designate loans as held for investment in the future may change based on changes in business strategies, the economic environment, and market conditions.
Recently Adopted Accounting Pronouncements
Financial Instruments—Credit Losses

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13 (Topic 326), Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires an asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance became effective for the Company beginning January 1, 2023. The adoption did not have a material impact on the Company’s consolidated financial statements.

Convertible Debt Instruments

In August 2020, the FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” which simplifies the accounting for convertible instruments. The guidance removes certain accounting models that separate the embedded conversion features from the host contract for convertible instruments. The guidance became effective for the Company beginning January 1, 2023. The adoption did not have a material impact on the Company’s consolidated financial statements.

Revenue From Fees
Revenue from fees is comprised of Network AI fees and Contract fees. Network AI fees can be further broken down into two fee streams: AI integration fees and capital markets execution fees. AI integration fees are earned for the creation, sourcing and delivery of that assets that comprise Network Volume. The Company utilizes multiple funding channels to enable the purchase of network assets from Partners, such as asset backed securitizations (“ABS”). Capital markets execution fees are earned from the market pricing of ABS transactions while contract fees are management, performance and similar fees. These fees are the result of agreements with customers and are recognized in accordance with FASB Accounting Standards Codification 606, “Revenue from Contracts with Customers” (“ASC 606”).
Revenue is generally recognized on a gross basis in accordance with ASC 606 related to reporting revenue on a gross basis as a principal versus on a net basis as an agent. This is because the Company is primarily responsible for integrating the various services fulfilled by Partners and is ultimately responsible to the Financing Vehicles for the fulfillment of the related services. To the extent the Company does not meet the criteria for recognizing revenue on a gross basis, the Company records revenue on a net basis.

Network AI fees, comprised of AI integration fees and capital markets execution fees, totaled $167.5 million and $139.4 million, for the three months ended June 30, 2023 and 2022, respectively, and $321.5 million and $280.2 million for the six months ended June 30, 2023 and 2022, respectively. Expenses to third parties for services that are integrated with the Company’s technology are recorded in the consolidated statements of operations as Production Costs.
Real estate fees, which are included in Network AI fees, are earned for the obligations to arrange for the purchase of real estate assets, provide administrative services, arrange for the eventual sale of the assets, and provide pre-and post-purchase services including the right to earn performance fees. All of these fees are recognized over time except for the purchase and sale obligations, which are satisfied at the point in time of the respective transactions. As the Company is a principal for these services, revenues are recorded on a gross basis.

Contract fees include administration and management fees, performances fees, and servicing fees. Contract fees totaled $18.2 million and $23.9 million for the three months ended June 30, 2023 and 2022, respectively, and $39.4 million and $41.4 million for the six months ended June 30, 2023 and 2022, respectively. The Company recognizes administration fees over the service period for the Financing Vehicles managed or administered by the Company.

Performance fees are earned when certain Financing Vehicles exceed contractual return thresholds. They are recognized only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. An estimate is made by the Company based on a variety of factors including market conditions and expected loan performance. In the following period, the true performance is measured and then adjusted to ensure that the fees accurately represent actual performance. As such, there are revenues that result from performance obligations satisfied in the previous year. During the three and six months ended June 30, 2023, $0.0 million and $1.7 million, respectively, worth of fees represent performance obligations satisfied in 2022 that were lesser than the original estimate. During the three and six months ended June 30, 2022, $4.9 million and $3.8 million, respectively, worth of fees represent performance obligations satisfied in 2021 that were lesser than the original estimate.
Servicing fees for the Financing Vehicles, which primarily involve collecting payments and providing reporting on the loans within the securitization vehicles, are recognized over the service period. These duties have been considered to be agent responsibilities and does not include acting as a loan servicer. Accordingly, servicing fees are recorded on a net basis.
As a practical expedient, the Company does not adjust the transaction price for the effects of a significant financing component if, at contract inception, the period between payment and the transfer of services is expected to be one year or less.
For the three and six months ended June 30, 2023 and 2022, the finance component out of total consideration was not material.
Once revenue is recognized, it is recorded on the balance sheet in fees and other receivables until the payment is received from the customer. The timing of the recognition depends on the type of service as described above.